                                         Securities Act Registration No. 2-73468
                               Investment Company Act Registration No. 811-03235



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                            -------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|


                         Pre-Effective Amendment No.   [ ]
                       Post-Effective Amendment No. 19  |X|

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                              Amendment No. 20 |X|
                        (Check appropriate box or boxes.)

                       FIDUCIARY CAPITAL GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             225 East Mason Street
             Milwaukee, Wisconsin                           53202
   (Address of Principal Executive Offices)              (Zip Code)

                                 (414) 226-4555
              (Registrant's Telephone Number, including Area Code)

                                                           Copy to:
              Ted D. Kellner                           W. David Knox, II
           225 East Mason Street                        Foley & Lardner
        Milwaukee, Wisconsin 53202                 777 East Wisconsin Avenue
  (Name and Address of Agent for Service)         Milwaukee, Wisconsin 53202
    -------------------------------------         --------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b)


         |X|      on  November 30, 1998 pursuant to paragraph (b)


         [ ]      60 days after filing pursuant to paragraph (a)(1)

         [ ]      on  (date)  pursuant to paragraph (a)(1)

         [ ]      75 days after filing pursuant to paragraph (a)(2)

         [ ]      on  (date)  pursuant to paragraph (a)(2), of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       FIDUCIARY CAPITAL GROWTH FUND, INC.

                              CROSS REFERENCE SHEET

            (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                       Caption or Subheading in Prospectus
         Item No. on Form N-1A         or Statement of Additional Information

Part A - INFORMATION REQUIRED IN PROSPECTUS

1.    Cover Page                       Cover Page

2.    Synopsis                         Expense Information

3.    Condensed Financial              Financial    Highlights;     Performance
      Information                      Information


4.    General Description of           Introduction; Investment  Objective and
      Registrant                       Policies

5.    Management of the Fund           Management of the Fund; Financial
                                       Highlights; Capital Structure; Brokerage
                                       Transactions

5A.   Management's Discussion          Management's    Discussion    of    Fund
      of Fund Performance              Performance

6.    Capital Stock and Other          Dividends,   Distributions   and  Taxes;
      Securities                       Capital Structure; Shareholder Reports

7.    Purchase of Securities           Determination   of  Net   Asset   Value;
      Being Offered                    Purchase     of     Shares;     Dividend
                                       Reinvestment; Automatic Investment Plan;
                                       Retirement Plans; Exchange Privilege

8.    Redemption or Repurchase         Redemption    of   Shares;    Systematic
                                       Withdrawal Plan

9.    Legal Proceedings                *

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10.   Cover Page                       Cover Page

11.   Table of Contents                Table of Contents

12.   General Information and          *
      History

13.   Investment Objectives            Investment Restrictions
      and Policies

14.   Management of the                Directors and Officers of the Fund
      Registrant

15.   Control Persons and              Directors and Officers of the Fund;
      Principal Holders of             Principal Shareholders
      Securities

16.   Investment Advisory and          Investment Adviser and Administrator;
      Other Services                   Custodian; Independent Accountants

17.   Brokerage Allocation and         Allocation of Portfolio Brokerage
      Other Practices

18.   Capital Stock and Other          Included in Prospectus under "Capital
      Securities                       Structure" and Shareholder Meetings

19.   Purchase, Redemption             Included in Prospectus  under  "Purchase
       and Pricing of Securities       of  Shares";   "Redemption  of  Shares";
                                       "Determination   of  Net  Asset  Value";
                                       "Dividend   Reinvestment";    "Automatic
                                       Investment Plan"; "Systematic Withdrawal
                                       Plan"; "Exchange Privilege"; "Retirement
                                       Plans"  and  Determination  of Net Asset
                                       Value   and   Performance;   Information
                                       Incorporated by Reference


20.   Tax Status                       Taxes

21.   Underwriters                     *

22.   Calculations of                  Determination of Net Asset Value and
      Performance Data                 Performance

23.   Financial Statements             Financial Statements

---------------------
     *Answer negative or inapplicable

                              P R O S P E C T U S

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND


P R O S P E C T U S                                     NOVEMBER 30, 1998

                                   Fiduciary
                           Capital Growth Fund, Inc.
                             ----------------------

Fiduciary Capital Growth Fund, Inc. (the "Fund") is an open-end, diversified management investment company -- a mutual fund. Its primary investment objective is to produce long-term capital appreciation principally through investing in common stocks. Current income is a secondary consideration.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Fund has filed with the Securities and Exchange Commission. A Statement of Additional Information, dated November 30, 1998, which is a part of such Registration Statement is incorporated by reference in this Prospectus. Copies of the Statement of Additional Information will be provided without charge to each person to whom a Prospectus is delivered upon written or oral request made by writing to the address or calling the telephone number, stated below. All such requests should be directed to the attention of the Corporate Secretary.

                             ----------------------

                      Fiduciary Capital Growth Fund, Inc.
                             225 EAST MASON STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (414) 226-4555

                      Fiduciary Capital Growth Fund, Inc.

                               TABLE OF CONTENTS
                                                    PAGE NO.
                                                    --------
Expense Information                                    1
Financial Highlights                                   2
Introduction                                           2
Investment Objective and Policies                      3
Management of the Fund                                 4
Determination of Net Asset Value                       5
Purchase of Shares                                     5
Redemption of Shares                                   7
Dividend Reinvestment                                  8
Automatic Investment Plan                              9
Systematic Withdrawal Plan                             9
Exchange Privilege                                    10
Retirement Plans                                      10
Dividends, Distributions and Taxes                    12
Brokerage Transactions                                12
Capital Structure                                     13
Shareholder Reports                                   13
Year 2000                                             13
Performance Information                               14
Management's Discussion of Fund Performance           14
Share Purchase Application                            16

                             ----------------------
                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load Imposed on Purchases or Reinvested Dividends     NONE
   Deferred Sales Load                                                 NONE
   Redemption Fee                                                      NONE*<F1>
   Exchange Fee                                                        NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Management Fees                                                    0.90%
   12b-1 Fees                                                          NONE
   Other Expenses                                                     0.29%
                                                                     ------
   TOTAL FUND OPERATING EXPENSES                                      1.19%
                                                                     ------
                                                                     ------

*<F1>A fee of $12.00 is charged for each wire redemption.

EXAMPLE:
                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
An investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5% annual return and
(2) redemption at the end of each time period: $121    $378     $654     $1,443



  The purpose of the preceding table is to assist investors in understanding the various costs that an investor in the Fund will bear, directly or indirectly. THEY SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Annual Fund Operating Expenses are based on actual expenses incurred for the year ended September 30, 1998. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund.

                              FINANCIAL HIGHLIGHTS
  (Selected Data for each share of the Fund outstanding throughout each year)

  The Financial Highlights of the Fund should be read in conjunction with the Fund's audited financial statements and notes thereto, included in the Fund's Annual Report to Shareholders. The Fund's audited financial statements, notes thereto and auditor's report thereon contained in the Fund's Annual Report to Shareholders are incorporated by reference into the Statement of Additional Information. The Financial Highlights of the Fund set forth below have been audited. Further information about the performance of the Fund is also contained in the Fund's Annual Report to Shareholders, copies of which may be obtained, without charge, upon request.


                                                                    YEARS ENDED SEPTEMBER 30,
                                ------------------------------------------------------------------------------------------------
                                  1998      1997      1996     1995      1994      1993      1992      1991      1990      1989
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of year              $26.53    $21.76    $21.58    $19.52    $20.08   $ 18.65  $  17.55   $ 14.16   $ 18.79   $ 15.19
Income from investment
  operations:
  Net investment
    (loss) income                 (0.02)     0.03      0.13      0.11      0.06      0.07      0.10      0.19      0.23      0.14
  Net realized and unrealized
    (losses) gains on
    investments                   (4.15)     7.39      2.24      3.87      0.72      3.33      2.39      4.35     (4.66)     3.49
                                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total from investment operations  (4.17)     7.42      2.37      3.98      0.78      3.40      2.49      4.54     (4.43)     3.63
Less distributions:
  Dividends from net
    investment income             (0.01)    (0.15)    (0.12)    (0.04)    (0.05)    (0.11)    (0.16)    (0.23)    (0.20)    (0.03)
  Distributions from
    net realized gains            (3.86)    (2.50)    (2.07)    (1.88)    (1.29)    (1.86)    (1.23)    (0.92)       --       --
                                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total from distributions          (3.87)    (2.65)    (2.19)    (1.92)    (1.34)    (1.97)    (1.39)    (1.15)    (0.20)    (0.03)
                                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, end of year     $18.49    $26.53    $21.76    $21.58    $19.52   $ 20.08   $ 18.65   $ 17.55   $ 14.16   $ 18.79
                                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
                                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
TOTAL INVESTMENT RETURN          (17.6%)    38.4%     12.7%     22.7%      4.1%     20.1%     15.3%     34.9%    (23.8%)    24.0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in 000's $)                  39,047    52,678    45,835    42,197    38,871    47,420    38,476    30,684    19,460    40,387
Ratio of expenses to average
  net assets                      1.2%      1.2%      1.2%      1.2%      1.2%      1.2%      1.3%      1.5%      1.4%      1.3%
Ratio of net investment
  (loss) income to
  average net assets             (0.1%)     0.1%      0.6%      0.5%      0.3%      0.4%      0.6%      1.2%      1.1%      0.8%
Portfolio turnover rate          54.3%     60.7%     43.7%     28.6%     20.9%     32.5%     58.9%     62.7%     55.1%     42.2%


                                  INTRODUCTION

  The Fund was incorporated under the laws of Wisconsin on July 29, 1981. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940. As an open-end investment company it obtains its assets by continuously selling shares of its Common Stock, $.01 par value ("Common Stock"), to the public. Proceeds from such sales are invested by the Fund in securities of other companies. In this manner, the resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries and furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value.

                       INVESTMENT OBJECTIVE AND POLICIES

  The primary investment objective of the Fund is long-term capital appreciation, and securities are selected for its portfolio primarily on this basis. It is anticipated that the major portion of the Fund's portfolio will at all times be invested in common stocks. The Fund's investment adviser purchases those common stocks which it believes to be underpriced relative to the issuing corporation's future growth prospects. It also purchases common stocks where the price is significantly below the estimated market value of the issuing corporation's assets less its liabilities on a per share basis. In making a determination that the above criteria is met with respect to a particular common stock, the Fund's investment adviser studies the financial statements of the issuing corporation and other companies in the same industry, market trends and economic conditions in general. Since current income is only a secondary factor in the selection of investments, a particular issuer's dividend history is not a primary consideration. As a consequence shares of the Fund are not suitable investments for investors needing current income. There can be no assurance that the primary objective of the Fund will be realized or that any income will be earned. Nor can there be any assurance that the Fund's portfolio will not decline in value. Additionally, since the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities.

  Although it is anticipated that the major portion of the Fund's portfolio will at all times be invested in common stocks, no minimum or maximum percentage of the Fund's assets is required to be invested in common stocks or any other type of security. When the Fund's investment adviser believes that securities other than common stock offer opportunity for long-term capital appreciation, the Fund may invest in publicly distributed convertible debt securities, non-convertible debt securities assigned one of the highest three ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc., preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants. The Fund, except for defensive purposes, will at all times have at least 80% of its investments in securities which the Fund's investment adviser believes offer opportunity for growth of capital.


  Cash and equivalents are retained by the Fund in amounts deemed adequate for current needs. The Fund also has reserved freedom to invest any portion of its assets in conservative fixed-income securities such as United States Treasury Bills, certificates of deposit of U.S. banks, provided that the bank has capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) with a value in excess of $100,000,000 at the date of investment, commercial paper rated A-1 by Standard &
Poor's Corporation, commercial paper master notes (which are floating rate instruments without a fixed maturity) and repurchase agreements as a defensive measure, when general economic conditions are believed to warrant such action. Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Fund will not enter into repurchase agreements with entities other than banks or invest over 5% of its assets in repurchase agreements with maturities of more than seven days.

  The Fund's investments (other than defensive investments) will be diversified among securities issued by different companies and will not be concentrated in any single industry. In investing for long-term capital appreciation the Fund does not intend to place emphasis on short-term trading profits. As a consequence, it expects usually to have a portfolio turnover rate of less than 50%. The annual portfolio turnover rate indicates changes in the Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. High turnover in any year will result in the payment by the Fund from capital of above average amounts of brokerage commissions.

  The Fund may acquire securities of unseasoned companies or so-called special situations, where the investment risks are considerably greater than with common stocks of more established companies, when its investment adviser believes such investments offer the possibility of capital growth. However, not more than 5% of the Fund's assets may be invested in securities of companies which have a record of less than three years' continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

  The Fund may invest up to 10% of its assets in securities of foreign issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

  Under certain circumstances the Fund may (a) invest in warrants, (b) temporarily borrow money from banks for emergency or extraordinary borrowings,
(c) pledge its assets to secure borrowings, and (d) purchase securities of other investment companies. A more complete discussion of the circumstances in which the Fund may engage in these activities is included in the Fund's Statement of Additional Information. Except for the investment policies discussed in this paragraph, the investment objectives and other policies described under this caption are not fundamental policies and may be changed without shareholder approval. A change in the Fund's investment objectives may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund.

                             MANAGEMENT OF THE FUND

  As a Wisconsin corporation, the business and affairs of the Fund are managed by its Board of Directors. Under an investment advisory agreement (the "Advisory Agreement") with the Fund, Fiduciary Management, Inc. (the "Adviser"), 225 East Mason Street, Milwaukee, Wisconsin 53202, furnishes continuous investment advisory services and management to the Fund. In addition to the Fund, the Adviser is the investment adviser to FMI Focus Fund, another mutual fund, and to individuals and institutional clients with substantial investment portfolios. The Adviser was organized in 1980 and is controlled by Ted D. Kellner and Donald
S. Wilson. Since that time, Mr. Kellner has served as Chairman of the Board and Chief Executive Officer and Mr. Wilson has served as President and Treasurer of the Adviser. Messrs. Kellner, Wilson and Patrick J. English are primarily responsible for the day to day management of the Fund's portfolio. Messrs. Kellner and Wilson have held this responsibility since the Fund commenced operations on December 18, 1981 and Mr. English has held this responsibility since October 1, 1997. Mr. English has been employed by the Adviser since 1986. Mr. Kellner has been President, Treasurer and a Director of the Fund and Mr. Wilson has been Vice President, Secretary and a Director of the Fund since the Fund commenced operations.


  The Adviser supervises and manages the investment portfolio of the Fund and subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day to day management of the Fund's investment portfolio. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space, and all necessary office facilities, equipment, and executive personnel for managing the Fund's investments, and bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities. For the foregoing, the Adviser receives a monthly fee of 1/12 of 1% (1% per annum) on the first $30,000,000 of the daily net assets of the Fund and 1/12 of .75% (.75% per annum) on the daily net assets of the Fund over $30,000,000. The advisory fees paid in the fiscal year ended September 30, 1998 were equal to .90% of the Fund's average net assets.


  Under an Administration Agreement (the "Administration Agreement") with the Fund, the Adviser supervises all aspects of the Fund's operations except those performed by it pursuant to the Advisory Agreement. Under the Administration Agreement, the Adviser at its own expense and without reimbursement from the Fund, furnishes office space, and all necessary office facilities, equipment, and executive personnel for supervising the Fund's operations. For the foregoing, the Adviser receives a monthly fee of 1/12 of .1% (.1% per annum) on the first $30,000,000 of the daily net assets of the Fund and 1/12 of .05% (.05% per annum) on the daily net assets of the Fund over $30,000,000, subject to a fiscal year minimum of $20,000. The administration fee paid in the fiscal year ended September 30, 1998 was equal to .08% of the Fund's average net assets.

                        DETERMINATION OF NET ASSET VALUE

  The per share net asset value of the Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. This determination is applicable to all transactions in shares of the Fund prior to that time and after the previous time as of which net asset value was determined. Accordingly, purchase orders accepted or shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted or shares tendered for redemption after that time will be valued as of the close of the next trading day.


  Securities traded on any national stock exchange or quoted on the Nasdaq
Stock Market will be valued on the basis of the last sale price on the date of valuation or, in the absence of any sales on that date, the most recent bid price. Other securities will be valued at the most recent bid price, if market quotations are readily available. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values.

                               PURCHASE OF SHARES

  Shares of Common Stock may be purchased directly from the Fund. Share purchase application forms are included at the back of the Prospectus. The price per share is the next determined per share net asset value after receipt of an application. Additional purchase applications may be obtained from the Fund.
Purchase applications should be mailed directly to:   Fiduciary Capital Growth
Fund, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Fund. Therefore, deposit of purchase applications in the mail or with such services does not constitute receipt by Firstar Mutual Fund Services, LLC or the Fund. PLEASE DO NOT mail letters by overnight courier to the Post Office Box address. To purchase shares by overnight or express mail, please use the following street address: Fiduciary Capital Growth Fund, Inc., c/o Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All applications must be accompanied by payment in the form of a check made payable to Fiduciary Capital Growth Fund, Inc., or by direct wire transfer. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Mutual Fund Services, LLC will charge a $25 fee against a shareholder's account for any payment check returned for insufficient funds. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT. When a purchase is made by check (other than a cashiers or certified check), the Fund may delay the mailing of a redemption check until it is satisfied that the check has cleared. (It will normally take up to 3 days to clear local personal or corporate checks and up to 7 days to clear other personal and corporate checks.) To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers. Funds should be wired to:

         Firstar Bank Milwaukee, NA          for further credit to:
         777 East Wisconsin Avenue           Fiduciary Capital Growth Fund, Inc.
         Milwaukee, Wisconsin 53202          "name of shareholder"
         ABA #075000022                      "existing account number" (if any).
         Credit to:  Firstar Mutual Fund Services, LLC
         Account #112-952-137


  A WIRE TRANSFER SHOULD BE PRECEDED BY A PHONE CALL TO FIRSTAR MUTUAL FUND SERVICES, LLC 1-800-811-5311, IN ORDER TO OBTAIN A CONFIRMATION NUMBER AND TO ENSURE PROMPT AND ACCURATE HANDLING OF FUNDS. THE FUND AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS. A follow up application should be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted. The Fund does not accept telephone orders for purchase of shares and reserves the right to reject applications in whole or in part. The Board of Directors of the Fund has established $1,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase (except through dividend reinvestment and the automatic investment plan), which minimum amounts are subject to change at any time. Shareholders will be advised at least thirty days in advance of any increases in such minimum amounts. Stock certificates for shares so purchased are not issued unless requested in writing. Shares of the Fund may be purchased without regard to the foregoing minimum initial investment by employees, officers and directors of the Fund or the Adviser and by members of their "immediate families" (i.e., spouses, siblings, parents, children, grandchildren and grandparents) and by retirement plans and trusts for their benefit. The officers of the Fund in their discretion may waive the minimum initial investment for charitable organizations, employee benefit plans whose investment in the aggregate exceed the Fund's minimum initial investment, and others with whom the Fund or Adviser has an established relationship.

  A shareholder may also invest in the Fund by purchasing shares through a registered broker-dealer who may charge a fee either at time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or Adviser.


  Shareholders may purchase shares of the Fund through programs or services offered or administered by broker-dealers, financial institutions or other service providers ("Processing Intermediaries") that have entered into agreements with the Fund. Such Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest directly in the Fund. Certain services of the Fund may not be available or may be modified in connection with the programs provided by Processing Intermediaries. The Fund may accept requests to purchase additional shares into an account in which the Processing Intermediary is the shareholder of record only from the Processing Intermediary.

  The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept purchase orders on the Fund's behalf. In such event, the Fund will be deemed to have received a purchase order when the Processing Intermediary accepts the customer order, and the order will be priced at the Fund's net asset value next computed after it is accepted by the Processing Intermediary.

  Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. Any such fee or charge paid directly by shareholders is retained by the Processing Intermediary and is not remitted to the Fund or the Adviser. Additionally, the Adviser and/or the Fund may pay fees to Processing Intermediaries to compensate them for the services they provide. Program materials provided by the Processing Intermediary should be read in conjunction with the Prospectus before investing in this manner. Shares of the Fund may be purchased through Processing Intermediaries without regard to the Fund's minimum purchase requirement.

  Certain Processing Intermediaries that have entered into agreements with the Fund may enter purchase orders by telephone, with payment to follow the next business day as specified in the agreement. The Fund may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Processing Intermediary to place the order with the Fund on a timely basis. If payment is not received within the time period specified in the agreement, the Processing Intermediary could be held liable for any resulting fees or losses.

                              REDEMPTION OF SHARES


  A shareholder may require the Fund to redeem his shares in whole or part at any time during normal business hours. Redemption requests must be made in writing and directed to: Fiduciary Capital Growth Fund, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Fund. Therefore, deposit of redemption requests in the mail or with such services does not constitute receipt by Firstar Mutual Fund Services, LLC or the Fund. PLEASE DO NOT mail letters by overnight courier to the Post Office Box address. Redemption requests sent by overnight or express mail should be directed to: Fiduciary Capital Growth Fund, Inc., Firstar Mutual Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If a redemption request is inadvertently sent to the Fund, it will be forwarded to Firstar Mutual Fund Services, LLC, but the effective date of redemption will be delayed until the request is received by Firstar Mutual Fund Services, LLC. Requests for redemption by telephone or telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

  Redemption requests should specify the name of the Fund, the number of shares or dollar amount to be redeemed, shareholder's name, account number, and the additional requirements listed below that apply to the particular account.

 TYPE OF REGISTRATION              REQUIREMENTS
 --------------------              -------------

 Individual, Joint Tenants,        Redemption request signed by all person(s)
 Sole Proprietor, Custodial        required to sign for the account, exactly as
 (Uniform Gift to Minors Act),     it is registered.
 General Partners

 Corporations, Associations        Redemption request and a corporate
                                   resolution,signed by person(s) required to sign for the account, accompanied by signature guarantee(s).

 Trusts Redemption request signed by the trustee(s) with a signature guarantee. (If the trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.)


  Redemption requests from shareholders in an Individual Retirement Account must include instructions regarding federal income tax withholding. Unless otherwise indicated, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding. If a shareholder is not included in any of the above registration categories (e.g., executors, administrators, conservators or guardians), the shareholder should call the transfer agent, Firstar Mutual Fund Services, LLC at 1-800-811-5311, for further instructions.



  Signatures need not be guaranteed unless the proceeds of redemption are requested to be sent by wire transfer, to a person other than the registered holder or holders of the shares to be redeemed, or to be mailed to other than the address of record, in which cases each signature on the redemption request must be guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution. If certificates have been issued for any of the shares to be redeemed, the certificates, properly endorsed or accompanied by a properly executed stock power, must accompany the request for redemption. Redemptions will not be effective or complete until all of the foregoing conditions, including receipt of all required documentation by Firstar Mutual Fund Services, LLC in its capacity as transfer agent, have been satisfied.


  The redemption price is the net asset value next determined after receipt by Firstar Mutual Fund Services, LLC in its capacity as transfer agent of the written request in proper form with all required documentation. The amount received will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value, and may be more or less than the cost of the shares redeemed. Proceeds for shares redeemed will be mailed, wired or forwarded via Electronic Funds Transfer ("EFT") to the holder no later than the seventh day after receipt of the redemption request in proper form and all required documentation except as indicated in "Purchase of Shares" for certain redemptions of shares purchased by check. Firstar Mutual Fund Services, LLC currently charges a $12 fee for each payment made by wire of redemption proceeds, which will be deducted from the shareholder's account. Transfers via EFT generally will take up to 3 business days to reach the shareholder's bank account.

  Shares of the Fund purchased through programs of services offered or administered by Processing Intermediaries that have entered into agreements with the Fund may be required to be redeemed through such programs. Such Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to shareholders who redeem shares directly through the Fund. The Fund may accept redemption requests for an account in which the Processing Intermediary is the shareholder of record only from the Processing Intermediary. The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept redemption requests on the Fund's behalf. In such event, the Fund will be deemed to have received a redemption request when the Processing Intermediary accepts the shareholder's request, and the redemption price will be the Fund's net asset value next computed after the shareholder's redemption request is accepted by the Processing Intermediary.


  Processing Intermediaries that instruct Firstar Mutual Fund Services, LLC in writing may make redemption requests by telephone by calling Firstar Mutual Fund Services, LLC at 1-800-811-5311 or (414) 765-4124 provided the redemption proceeds are to be mailed or wired to the Processing Intermediary's address or bank of record as shown on the records of the transfer agent. The Fund reserves the right to refuse a telephone redemption request if it believes it advisable to do so. PROCEDURES FOR TELEPHONE REDEMPTIONS MAY BE MODIFIED OR TERMINATED AT ANY TIME BY THE FUND OR FIRSTAR MUTUAL FUND SERVICES, LLC. Neither the Fund nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the telephone instructions, but may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. In the event a Processing Intermediary cannot contact Firstar Mutual Fund Services, LLC by telephone, the Processing Intermediary should make a redemption request in writing in the manner set forth above.

  The right to redeem shares of the Fund will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

                             DIVIDEND REINVESTMENT

  Shareholders may elect to have all income dividends and capital gains distributions reinvested or paid in cash, or elect to have income dividends reinvested and capital gains distributions paid in cash or capital gains distributions reinvested and income dividends paid in cash. Shareholders having dividends and/or capital gains distributions paid in cash may choose to have such amounts mailed or forwarded via EFT. Transfers via EFT generally will take up to 3 business days to reach the shareholder's bank account. See the Share Purchase Application included at the back of this Prospectus for further information. If the shareholder does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund, calculated to the nearest 1,000th of a share. Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to the shareholder's account on the dividend payment date. As in the case of normal purchases, stock certificates are not issued unless requested. Shareholders will be advised of the number of shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all shares of the Fund registered in the same name, including those previously purchased.

  A shareholder may change an election at any time by notifying the Fund in writing or by calling Firstar Mutual Fund Services, LLC at 1-800-811-5311. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Fund may modify or terminate its dividend reinvestment program at any time on thirty days' notice to participants.

                           AUTOMATIC INVESTMENT PLAN

  Shareholders wishing to invest fixed dollar amounts in the Fund on a regular basis can make automatic purchases in amounts of $50 or more, on any date specified by the shareholder each month or calendar quarter by using the Fund's Automatic Investment Plan. If such date is a weekend or holiday, such purchase shall be made on the next business day. There is no service fee for participating in this Plan. A $25 fee will be charged by Firstar Mutual Fund Services, LLC if sufficient funds are not available in the shareholder's account at the time of the automatic transaction. To use this service, the shareholder must authorize the transfer of funds from his checking, NOW account or savings account by completing the Automatic Investment Plan application included as part of the Share Purchase Application located at the back of the Prospectus or by calling the Fund's office at (414) 226-4555. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automatic Clearing House. Shareholders may change the date or amount of investments at any time by writing to or calling Firstar Mutual Fund Services, LLC at 1-800-811-5311. The Fund reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging. Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions. Dollar cost averaging does not insure a profit nor protect against a loss.

                           SYSTEMATIC WITHDRAWAL PLAN

  The Fund has available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns Fund shares worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him at regular intervals. To participate in the Systematic Withdrawal Plan, a shareholder deposits his Fund shares with the Fund and appoints it as his agent to effect redemptions of Fund shares held in his account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to him out of his account. To utilize the Systematic Withdrawal Plan, the shares cannot be held in certificate form. The Systematic Withdrawal Plan does not apply to Fund shares held in Individual Retirement Accounts or defined contribution retirement plans. An application for participation in the Systematic Withdrawal Plan is included as part of the Share Purchase Application located at the back of this Prospectus or may be obtained by calling the Fund at (414) 226-4555.


  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemption of shares in the account at net asset value. Redemptions will be made at periodic intervals no more frequent than monthly on the date specified by the shareholder or, if that day is a weekend or holiday, on the next business day. See the Share Purchase Application located in the back of this Prospectus for further information. Participation in the Systematic Withdrawal Plan constitutes an election by the shareholder to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The shareholder may deposit additional Fund shares in his account at any time. Proceeds for shares redeemed will be mailed, wired or forwarded via EFT to the holder no later than the seventh day after receipt of the redemption request in proper form and all required documentation except as indicated in "Purchase of Shares" for certain redemptions of shares purchased by check. Firstar Mutual Fund Services, LLC currently charges a $12 fee for each payment made by wire of redemption proceeds, which will be deducted from the shareholder's account. Transfers via EFT generally will take up to 3 business days to reach the shareholder's bank account.

  Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.


  The shareholder may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Mutual Fund Services, LLC in writing or by telephone at 1-800-811-5311. To change the designated payee or payee's address, you must notify Firstar Mutual Fund Services, LLC in writing.

                               EXCHANGE PRIVILEGE

  A shareholder may redeem all or any portion of his Fund shares and use the proceeds to purchase shares of FMI Focus Fund, another mutual fund managed by the Adviser, or Firstar Money Market Fund, a money market mutual fund not affiliated with the Fund or the Adviser, if such shares are offered in his state of residence. The redemption of shares of the Fund and the purchase of shares of FMI Focus Fund and/or Firstar Money Market Fund will be effected at the respective net asset values of such funds. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. Prior to exercising the Exchange Privilege a shareholder should obtain and carefully read the prospectus for FMI Focus Fund and/or Firstar Money Market Fund. The Exchange Privilege does not in any way constitute an offering of, or recommendation on the part of the Adviser or the Fund or FMI Focus Fund of, an investment in Firstar Money Market Fund. The registration of both the account from which the exchange is being made and the account to which the exchange is made must be identical.

  Exchange requests must be made in writing. Exchange request forms may be obtained by writing the Fund or by calling (414) 226-4555. Written requests should include the account numbers for both the Fund and FMI Focus Fund or Firstar Money Market Fund, if an account is already opened, and the amount of the exchange. If a new account is to be opened by the exchange, the registration must be identical to that of the original account. If certificates for shares are held, they must be delivered properly endorsed as described in "Redemption of Shares".


  The Fund reserves the right, at any time without prior notice, to suspend, limit, modify or terminate the Exchange Privilege or its use in any manner by any person or class. In particular, since an excessive number of exchanges may be disadvantageous to the Fund, the Fund reserves the right to terminate the Exchange Privilege of any shareholder who makes more than five exchanges of shares in a year or three in a calendar quarter. The Fund will not notify any shareholder in advance of terminating its Exchange Privilege.

                                RETIREMENT PLANS

INDIVIDUAL RETIREMENT ACCOUNTS


  Individual shareholders may establish their own tax-sheltered Individual Retirement Accounts ("IRA"). The Fund offers three types of IRAs that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

  Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the shareholder is an "active participant" in an employer-sponsored retirement plan and the shareholder's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the shareholder's own contributions for which the shareholder did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the shareholder attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.


  Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the shareholder has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Shareholders whose incomes exceed certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the shareholder's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the shareholder. Following the death of the shareholder, certain minimum distribution rules apply.

  For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the shareholder's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contribution under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

  Education IRA. In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18. The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education IRA that are not used for qualified educational purposes. Shareholders whose income exceeds certain limits are ineligible to contribute to an Education IRA.

  Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant generally has the right to revoke his account within seven days after receiving the disclosure statement and obtain a full refund of his contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

SIMPLIFIED EMPLOYEE PENSION PLAN

  A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The $160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

  An IRA may also be used in connection with a SIMPLE Plan established by the shareholder's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. Under a SIMPLE Plan, the shareholder may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit applies for 1998 and is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the shareholder's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

403(B)(7) CUSTODIAL ACCOUNT

  A 403(b)(7) Custodial Account is available for use in conjunction with the 403(b)(7) program established by certain educational organizations and other organizations that are exempt from tax under 501(c)(3) of the Internal Revenue Code as amended (the "Code"). Amounts contributed to the custodial account in accordance with the employer's 403(b)(7) program will be invested on a tax-deductible basis in shares of the Fund. Various contribution limits apply with respect to 403(b)(7) arrangements.

DEFINED CONTRIBUTION RETIREMENT PLAN (401(K))

  A prototype defined contribution plan is available for employers who wish to purchase shares of the Fund with tax deductible contributions. The plan consists of both profit sharing and money purchase pension components. The profit sharing component includes a Section 401(k) cash or deferred arrangement for employers who wish to allow eligible employees to elect to reduce their compensation and have such amounts contributed to the plan. The limit on employee salary reduction contributions is $10,000 annually (as adjusted for cost-of-living increases) although lower limits may apply as a result of non-discrimination requirements incorporated into the plan. The Fund has received an opinion letter from the IRS holding that the form of the prototype defined contribution retirement plan is acceptable under Section 401 of the Code. The maximum annual contribution that may be allocated to the account of any participant is generally the lesser of $30,000 or 25% of compensation (earned income). Compensation in excess of $160,000 (as periodically indexed for cost-of-living increases) is disregarded for this purpose. The maximum amount that is deductible by the employer depends upon whether the employer adopts both the profit sharing and money purchase components of the plan, or only one component.

RETIREMENT PLAN FEES


  Firstar Bank Milwaukee, Milwaukee,Wisconsin, serves as trustee or custodian of the retirement plans. Firstar Bank Milwaukee invests all cash contributions, dividends and capital gains distributions in shares of the Fund. For such services, the following fees are charged against the accounts of participants; $12.50 annual maintenance fee per participant account; $15 for transferring to a successor trustee or custodian; $15 for distribution(s) to a participant; and $15 for refunding any contribution in excess of the deductible limit. Firstar Bank Milwaukee's fee schedule may be changed upon written notice.

  Requests for information and forms concerning the retirement plans should be directed to the Fund. Because a retirement program may involve commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant's retirement objectives. Premature withdrawal from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the retirement plans is recommended.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Fund will endeavor to qualify as a "regulated investment company" under Subchapter M of the Code. Pursuant to the qualification requirements of Subchapter M, the Fund intends to distribute substantially all of its net investment income to its shareholders annually.


  The Fund also intends to distribute substantially all of its net capital gains less available capital loss carryovers annually and other income to reduce or avoid federal income and excise taxes. For federal income tax purposes, distributions by the Fund, whether invested in additional shares of Common Stock or received in cash, will be taxable to the Fund's shareholders unless exempt from federal taxation. Shareholders will be notified annually as to the federal tax status of dividends and distributions.


  Distributions and redemptions may also be taxed under state and local tax laws. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes.

                             BROKERAGE TRANSACTIONS

  The Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of the Fund's portfolio securities. In placing purchase and sale orders for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided.

  The Advisory Agreement permits the Adviser to cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting securities transactions in excess of the amount another broker would have charged for executing the transaction, provided the Adviser believes this to be in the best interests of the Fund. The Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers and allocate portfolio brokerage on that basis.

                               CAPITAL STRUCTURE

  The Fund's authorized capital consists of 10,000,000 shares of Common Stock. Shareholders are entitled: (i) to one vote per full share of Common Stock; (ii) to such distributions as may be declared by the Fund's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of Common Stock voting for the election of directors can elect the entire Board of Directors and in such event the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

  The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Fund has adopted the appropriate provisions in its Bylaws and does not anticipate holding an annual meeting of shareholders to elect directors unless otherwise required by the Act. The Fund has also adopted provisions in its Bylaws for the removal of directors by its shareholders.


  The shares are redeemable and are transferable. All shares issued and sold by the Fund will be fully paid and nonassessable except as provided in Section 180.0622(2)(b) of the Wisconsin Business Corporation Law. Fractional shares of Common Stock entitle the holder to the same rights as whole shares of Common Stock. Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Fund's transfer agent and dividend disbursing agent.


  The Fund will not issue certificates evidencing shares of Common Stock purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of Common Stock. Any shareholder may deliver certificates to Firstar Mutual Fund Services, LLC and direct that his account be credited with the shares. A shareholder may direct Firstar Mutual Fund Services, LLC at any time to issue a certificate for his shares of Common Stock without charge.

                              SHAREHOLDER REPORTS

  Shareholders will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends September 30, with an annual report containing audited financial statements. Shareholders who have questions about the Fund should call Firstar Mutual Fund Services, LLC, 1-800-811-5311 or (414) 765-4124 or write to: Fiduciary Capital Growth Fund, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202, Attention: Corporate Secretary.

                                   YEAR 2000

  The Fund is aware of the "Year 2000" issue. The "Year 2000" issue stems from the use of a two-digit format to define the year in certain date-sensitive computer application systems rather than the use of a four-digit format. As a result, date-sensitive software programs could recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major systems or process failures or the generation of erroneous data, which would lead to disruptions in the Fund's business operations.


  The Fund has no application systems of its own and is entirely dependent on its service providers' systems and software. The Fund is working with its service providers (including the adviser, its transfer agent and its custodian) to identify and remedy any Year 2000 issues. However, the Fund cannot guarantee that all Year 2000 issues will be identified and remedied, and the failure to successfully identify and remedy all Year 2000 issues could result in an adverse impact on the Fund.

                            PERFORMANCE INFORMATION

  The Fund's average annual compounded rate of return refers to the rate of return which, if applied to an initial investment in the Fund at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment in the Fund at the end of the stated period. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees.

  The results below show the value of an assumed initial investment of $10,000 made on December 18, 1981 through December 31, 1997, assuming reinvestment of all dividends and distributions.

                 VALUE OF                            VALUE OF
                 $10,000    CUMULATIVE               $10,000    CUMULATIVE
   DECEMBER 31  INVESTMENT   % CHANGE  DECEMBER 31  INVESTMENT   % CHANGE
   ------------ ----------  ---------- -----------  ----------  ----------
      1981       $10,010         +.1%     1990      $26,297       +163.0%
      1982        14,532       +45.3      1991       35,831       +258.3
      1983        18,731       +87.3      1992       41,008       +310.1
      1984        17,942       +79.4      1993       47,032       +370.3
      1985        23,312      +133.1      1994       47,213       +372.1
      1986        23,325      +133.3      1995       59,726       +497.3
      1987        21,261      +112.6      1996       69,948       +599.5
      1988        25,254      +152.5      1997       90,377       +803.8
      1989        29,777      +197.8

  The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption its value may be more or less than the initial investment. The Fund may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Lipper Analytical Services, Inc., Money, Forbes, Business Week and Barron's magazines and The Wall Street Journal. (Lipper Analytical Services, Inc. is an independent service that ranks over 1,000 mutual funds based upon total return performance.) The Fund may also compare its performance to the Dow Jones Industrial Average, Nasdaq Composite Index, Nasdaq Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index, Russell 2000 Index and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to shareholders.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  During the fiscal year ended September 30, 1998, corporate earnings were generally weaker-than-expected. Economic growth slowed and inflation remained very low. Asian economies were weak and were a drag on international businesses. Interest rates declined and investors moved heavily into government bonds in a flight to "quality" as some large hedge funds announced significant losses relating to currency and derivative transactions. This economic backdrop proved very troublesome for the stock market generally, and for the Fund's portfolio. The Fund, which invests primarily in medium-sized and smaller companies, showed a decline for the fiscal year which was slightly less than smaller company stocks represented by the Russell 2000 Index. Large blue chip growth companies, however, continued to do somewhat better than the indexes comprised more of the medium-sized and smaller companies.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
   FIDUCIARY CAPITAL GROWTH FUND, NASDAQ COMPOSITE INDEX(1)<F2> AND RUSSELL 2000
                                INDEX(2)<F3>

                  FIDUCIARY CAPITAL        NASDAQ               RUSSELL
      DATE           GROWTH FUND       COMPOSITE INDEX         2000 INDEX
    9/30/88            $10,000             $10,000             $10,000
    9/30/89            $12,400             $12,190             $12,150
    9/30/90             $9,449              $8,874              $8,857
    9/30/91            $12,746             $13,569             $12,834
    9/30/92            $14,697             $15,034             $13,989
    9/30/93            $17,651             $19,680             $18,620
    9/30/94            $18,374             $19,719             $18,899
    9/30/95            $22,545             $26,917             $23,322
    9/30/96            $25,409             $31,654             $26,377
    9/30/97            $35,165             $43,493             $35,134
    9/30/98            $28,969             $43,701             $28,451



(1)<F2> NASDAQ Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

(2)<F3> The Russell 2000 Index is an index comprised of 2,000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market. The Russell 2000 Index is a trademark/service mark of the Frank Russell Company.


                      FIDUCIARY CAPITAL GROWTH FUND, INC.

---  This is a follow-up application
(Investment by wire transfer. See page 5 of the Prospectus.)

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100


Mail Completed Application to:
Fiduciary Capital Growth Fund, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701


Overnight Express Mail to:
Fiduciary Capital Growth Fund, Inc.
c/o Firstar Mutual Fund Services, LLC
3rd Floor
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA, SEP/IRA and 401(k) plans. DO NOT USE THIS FORM FOR FIDUCIARY CAPITAL GROWTH FUND, INC.-SPONSORED 401(K), 403(B)(7), SEP/IRA, SIMPLE IRA, IRAs OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-811-5311 or 1-414-765-4124.
------------------------------------------------------------------------------

 o ACCOUNT REGISTRATION

 Individual ---
  Name
  ----------------------------------------------------------------------------

  Social Security Number                        Citizen of  --- U.S. --- Other
 -----------------------------------------------------------------------------

  Joint Owner*<F4>  ---
 Name
 -----------------------------------------------------------------------------

  Social Security Number                        Citizen of  --- U.S. --- Other
 -----------------------------------------------------------------------------

 Gift to Minor  ---
 Custodian
 -----------------------------------------------------------------------------

  Minor                                              Minor's Birthdate
 -----------------------------------------------------------------------------

  Minor's Social Security Number                Citizen of  --- U.S. --- Other
  ----------------------------------------------------------------------------

  Corporation, Partnership or Other Entity  ---
 Name of Entity
 -----------------------------------------------------------------------------

 Taxpayer Identification Number
 -----------------------------------------------------------------------------
 o A corporate resolution form or certificate is required for corporate accounts.

 -----------------------------------------------------------------------------

 Trust, Estate or Guardianship  ---
*<F4>(Registration will be Joint Tenants with Rights of Survivorship
(JTWROS) unless otherwise specified)
 Name
 -----------------------------------------------------------------------------
  Name of Fiduciary(s)
 -----------------------------------------------------------------------------
  Taxpayer Identification Number                      Date of Trust
 -----------------------------------------------------------------------------
 o Additional documentation and certification may be requested.
------------------------------------------------------------------------------

 o MAILING ADDRESS
 ---  Send Duplicate Confirmations To:

------------------------------------------------------------------------------
Street, Apt.                                         Name

------------------------------------------------------------------------------
City, State, Zip Code                           Street, Apt.

------------------------------------------------------------------------------
Daytime Phone Number                           City, State, Zip Code
------------------------------------------------------------------------------

 o  INVESTMENT, PAYMENT FOR INITIAL PURCHASE AND DISTRIBUTIONS

By   --- check
or   --- wire**<F5>

The minimum initial Investment is $1,000 for shares of Fiduciary Capital Growth Fund, Inc. Minimum additions to the Fund are $100.

                              DISTRIBUTION OPTIONS

                              Capital Gains  Capital Gains
           Capital Gains      Reinvested     in Cash            Capital Gains
           & Dividends        & Dividends    & Dividends        & Dividends
Amount     Reinvested         in Cash        Reinvested         In Cash

$           ----              ----           ----                ----
------------------------------------------------------------------------------

(If no dividend option is checked, dividends and capital gains will be reinvested.)
---- If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F5>Indicate date and total amount of wire:

Date------------------------------  Amount $--------------------------

WIRING INSTRUCTIONS: The wire transfer should be preceded by a telephone call to Firstar Trust Company at 1-800-811-5311 or 1-414-765-4124 in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions. A completed share purchase application also must be sent to FMI Focus Fund at the above address immediately following the investment to establish a NEW account by wire transfer. A purchase request for the Fund should be wired through the Federal Reserve System as follows:

                 Firstar Bank of Milwaukee, N.A.
                 777 East Wisconsin Avenue
                 Milwaukee, Wisconsin 53202
                 ABA Number 0750-00022
                 For credit to: Firstar Mutual Fund Services, LLC
                 Account Number 112-952-137
                 For further credit to:  FMI Focus Fund

                 Shareholder name:-------------------------------------------

                 Shareholder account number (if known): ---------------------
------------------------------------------------------------------------------

o EXCHANGE PRIVILEGE

If investment is by exchange, such exchange should be made from:
---  FMI Focus Fund        ---   Firstar Money Market Fund

Account# ------------------------           Account# ----------------------
(I understand that exchanges between the Funds are taxable transactions.)

Amount of Exchange $ --------------or Number of Shares --------------------
------------------------------------------------------------------------------

o AUTOMATIC INVESTMENT PLAN
Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.


I would like to establish an Automatic Investment Plan for Fiduciary Capital Growth Fund, Inc. as described in the Prospectus. Based on these instructions, Firstar Mutual Fund Services, LLC, the Transfer Agent for Fiduciary Capital Growth Fund, Inc., will automatically transfer money directly from my checking, NOW account or savings account on the --- day of the month, or the first business day thereafter, to purchase shares in Fiduciary Capital Growth Fund, Inc. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $25 fee will be assessed.

Please start the Automatic Investment Plan on this month, day and year: --------
-----------------------

Please debit my bank account $------------- ($50 minimum) on a --- monthly --- quarterly basis, to be invested in my Fiduciary Capital Growth Fund, Inc. account (account number, if known----------------------------------).

I (we) authorize you via the ACH Network to honor all debit entries initiated --- monthly OR --- quarterly through Firstar Bank of Milwaukee, N.A. on behalf of the Firstar Trust Company. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

-------------------------------------------------------------------------------
Name(s) on your Bank Account                    Signature of Bank Account Owner

-------------------------------------------------------------------------------
                                                Signature of Joint Owner (if
                                                any)

-----------------------------------------
Account Number
------------------------------------------------------------------------------

o  SYSTEMATIC WITHDRAWALS
 A balance of at least  $10,000 is required for this option.

     I would like to withdraw from Fiduciary Capital Growth Fund, Inc. $------------- (exact dollars per payment - $100 minimum)

--- I would like to have payments made to me on or about the --- day of each month

OR

--- I would like to have payments made to me on or about the --- day of these months:

---  Jan.    ---  Feb.    ---  Mar.     ---  Apr.    --- May   ---  June
---  July    ---  Aug.    ---  Sept.    ---  Oct.    ---  Nov. ---  Dec.

--- I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.
------------------------------------------------------------------------------

o  SIGNATURES AND CERTIFICATION

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

------------------------------------------------------------------------------
Signature*<F6>                          Signature of Co-Owner, if any

------------------------------------
Date
*<F6>If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity.


                      FIDUCIARY CAPITAL GROWTH FUND, INC.

---  This is a follow-up application
(Investment by wire transfer. See page 5 of the Prospectus.)

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100


Mail Completed Application to:
Fiduciary Capital Growth Fund, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701


Overnight Express Mail to:
Fiduciary Capital Growth Fund, Inc.
c/o Firstar Mutual Fund Services, LLC
3rd Floor
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA, SEP/IRA and 401(k) plans. DO NOT USE THIS FORM FOR FIDUCIARY CAPITAL GROWTH FUND, INC.-SPONSORED 401(K), 403(B)(7), SEP/IRA, SIMPLE IRA, IRAs OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-811-5311 or 1-414-765-4124.
------------------------------------------------------------------------------

 o ACCOUNT REGISTRATION

 Individual ---
  Name
  ----------------------------------------------------------------------------

  Social Security Number                        Citizen of  --- U.S. --- Other
 -----------------------------------------------------------------------------

  Joint Owner*<F4>  ---
 Name
 -----------------------------------------------------------------------------

  Social Security Number                        Citizen of  --- U.S. --- Other
 -----------------------------------------------------------------------------

 Gift to Minor  ---
 Custodian
 -----------------------------------------------------------------------------

  Minor                                              Minor's Birthdate
 -----------------------------------------------------------------------------

  Minor's Social Security Number                Citizen of  --- U.S. --- Other
  ----------------------------------------------------------------------------

  Corporation, Partnership or Other Entity  ---
 Name of Entity
 -----------------------------------------------------------------------------

 Taxpayer Identification Number
 -----------------------------------------------------------------------------
 o A corporate resolution form or certificate is required for corporate accounts.

 -----------------------------------------------------------------------------

 Trust, Estate or Guardianship  ---
*<F4>(Registration will be Joint Tenants with Rights of Survivorship
(JTWROS) unless otherwise specified)
 Name
 -----------------------------------------------------------------------------
  Name of Fiduciary(s)
 -----------------------------------------------------------------------------
  Taxpayer Identification Number                      Date of Trust
 -----------------------------------------------------------------------------
 o Additional documentation and certification may be requested.
------------------------------------------------------------------------------

 o MAILING ADDRESS
 ---  Send Duplicate Confirmations To:

------------------------------------------------------------------------------
Street, Apt.                                         Name

------------------------------------------------------------------------------
City, State, Zip Code                           Street, Apt.

------------------------------------------------------------------------------
Daytime Phone Number                           City, State, Zip Code
------------------------------------------------------------------------------

 o  INVESTMENT, PAYMENT FOR INITIAL PURCHASE AND DISTRIBUTIONS

By   --- check
or   --- wire**<F5>

The minimum initial Investment is $1,000 for shares of Fiduciary Capital Growth Fund, Inc. Minimum additions to the Fund are $100.

                              DISTRIBUTION OPTIONS

                              Capital Gains  Capital Gains
           Capital Gains      Reinvested     in Cash            Capital Gains
           & Dividends        & Dividends    & Dividends        & Dividends
Amount     Reinvested         in Cash        Reinvested         In Cash

$           ----              ----           ----                ----
------------------------------------------------------------------------------

(If no dividend option is checked, dividends and capital gains will be reinvested.)
---- If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F5>Indicate date and total amount of wire:

Date------------------------------  Amount $--------------------------

WIRING INSTRUCTIONS: The wire transfer should be preceded by a telephone call to Firstar Trust Company at 1-800-811-5311 or 1-414-765-4124 in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions. A completed share purchase application also must be sent to FMI Focus Fund at the above address immediately following the investment to establish a NEW account by wire transfer. A purchase request for the Fund should be wired through the Federal Reserve System as follows:

                 Firstar Bank of Milwaukee, N.A.
                 777 East Wisconsin Avenue
                 Milwaukee, Wisconsin 53202
                 ABA Number 0750-00022
                 For credit to: Firstar Mutual Fund Services, LLC
                 Account Number 112-952-137
                 For further credit to:  FMI Focus Fund

                 Shareholder name:-------------------------------------------

                 Shareholder account number (if known): ---------------------
------------------------------------------------------------------------------

o EXCHANGE PRIVILEGE

If investment is by exchange, such exchange should be made from:
---  FMI Focus Fund        ---   Firstar Money Market Fund

Account# ------------------------           Account# ----------------------
(I understand that exchanges between the Funds are taxable transactions.)

Amount of Exchange $ --------------or Number of Shares --------------------
------------------------------------------------------------------------------

o AUTOMATIC INVESTMENT PLAN
Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.


I would like to establish an Automatic Investment Plan for Fiduciary Capital Growth Fund, Inc. as described in the Prospectus. Based on these instructions, Firstar Mutual Fund Services, LLC, the Transfer Agent for Fiduciary Capital Growth Fund, Inc., will automatically transfer money directly from my checking, NOW account or savings account on the --- day of the month, or the first business day thereafter, to purchase shares in Fiduciary Capital Growth Fund, Inc. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $25 fee will be assessed.

Please start the Automatic Investment Plan on this month, day and year: --------
-----------------------

Please debit my bank account $------------- ($50 minimum) on a --- monthly --- quarterly basis, to be invested in my Fiduciary Capital Growth Fund, Inc. account (account number, if known----------------------------------).

I (we) authorize you via the ACH Network to honor all debit entries initiated --- monthly OR --- quarterly through Firstar Bank of Milwaukee, N.A. on behalf of the Firstar Trust Company. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

-------------------------------------------------------------------------------
Name(s) on your Bank Account                    Signature of Bank Account Owner

-------------------------------------------------------------------------------
                                                Signature of Joint Owner (if
                                                any)

-----------------------------------------
Account Number
------------------------------------------------------------------------------

o  SYSTEMATIC WITHDRAWALS
 A balance of at least  $10,000 is required for this option.

     I would like to withdraw from Fiduciary Capital Growth Fund, Inc. $------------- (exact dollars per payment - $100 minimum)

--- I would like to have payments made to me on or about the --- day of each month

OR

--- I would like to have payments made to me on or about the --- day of these months:

---  Jan.    ---  Feb.    ---  Mar.     ---  Apr.    --- May   ---  June
---  July    ---  Aug.    ---  Sept.    ---  Oct.    ---  Nov. ---  Dec.

--- I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.
------------------------------------------------------------------------------

o  SIGNATURES AND CERTIFICATION

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

------------------------------------------------------------------------------
Signature*<F6>                          Signature of Co-Owner, if any

------------------------------------
Date
*<F6>If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity.



                      FIDUCIARY CAPITAL GROWTH FUND, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                                 TED D. KELLNER
                                THOMAS W. MOUNT
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                                TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-811-5311
                                       or
                                  414-765-4124

                                     CUSTODIAN
                             FIRSTAR BANK MILWAUKEE
                            615 East Michigan Street
                         Milwaukee, Wisconsin 53202

                            INDEPENDENT ACCOUNTANTS
                          PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202




STATEMENT OF ADDITIONAL INFORMATION                           November 30, 1998
-----------------------------------




                       FIDUCIARY CAPITAL GROWTH FUND, INC.
                              225 East Mason Street
                           Milwaukee, Wisconsin 53202



          This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Fiduciary Capital Growth Fund, Inc. dated November 30, 1998. Requests for copies of the prospectus should be made by writing to Fiduciary Capital Growth Fund, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202, Attention: Corporate Secretary or by calling
(414) 226-4555.

                       FIDUCIARY CAPITAL GROWTH FUND, INC.

                                Table of Contents

                                                                        Page No.

INVESTMENT RESTRICTIONS........................................................1

DIRECTORS AND OFFICERS OF THE FUND.............................................2

PRINCIPAL SHAREHOLDERS.........................................................5

INVESTMENT ADVISER AND ADMINISTRATOR...........................................6

DETERMINATION OF NET ASSET VALUE AND PERFORMANCE...............................8

ALLOCATION OF PORTFOLIO BROKERAGE..............................................9

CUSTODIAN.....................................................................10

TAXES ........................................................................10

SHAREHOLDER MEETINGS..........................................................11

INDEPENDENT ACCOUNTANTS.......................................................12


FINANCIAL STATEMENTS......................................................... 13


          No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated November 30, 1998 and, if given or made, such information or representations may not be relied upon as having been authorized by Fiduciary Capital Growth Fund, Inc.


          This Statement of Additional Information does not constitute an offer to sell securities.

                             INVESTMENT RESTRICTIONS


          As set forth in the prospectus dated November 30, 1998 of Fiduciary Capital Growth Fund, Inc. (the "Fund") under the caption "Investment Objective and Policies", the primary investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks. Current income is a secondary consideration. Consistent with its investment objective, the Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.


          1. The Fund will not purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund's net assets. Included within such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

          2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings (not in excess of 5% of the value of its assets) for emergency or extraordinary purposes, and will not pledge any of its assets except to secure borrowings and only to an extent not greater than 10% of the value of the Fund's net assets.

          3. The Fund will not lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid or not readily marketable securities will not exceed 10% of the Fund's total assets) and will not lend its portfolio securities.

          4. The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies.

          5. The Fund will not make investments for the purpose of exercising control or management of any company.

          6. The Fund will not purchase securities of any issuer (other than the United States or an instrumentality of the United States) if, as a result of such purchase, the Fund would hold more than 10% of any class of securities, including voting securities, of such issuer or more than 5% of the Fund's total assets, taken at current value, would be invested in securities of such issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations.

          7. The Fund will not concentrate more than 25% of the value of its assets, determined at the time an investment is made, exclusive of government securities, in securities issued by companies primarily engaged in the same industry.

          8. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer, director or other affiliated person of its investment adviser.

          9. The Fund will not acquire or retain any security issued by a company if any of the directors or officers of the Fund, or directors, officers or other affiliated persons of its investment adviser beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

          10. The Fund will not act as an underwriter or distributor of securities other than shares of the Fund and will not purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

          11. The Fund will not purchase any interest in any oil, gas or other mineral leases or any interest in any oil, gas or any other mineral exploration or development program.

          12. The Fund will not purchase or sell real estate or real estate mortgage loans or real estate limited partnerships.

          13. The Fund will not purchase or sell commodities or commodities contracts or engage in arbitrage transactions.

                       DIRECTORS AND OFFICERS OF THE FUND

          The name, age, address, principal occupations during the past five years and other information with respect to each of the directors and officers of the Fund are as follows:


BARRY K. ALLEN,  50

30 South  Wacker  Drive Suite 3800  Chicago,  Illinois  60606 (A DIRECTOR OF THE
FUND)


          Mr. Allen is Executive Vice President, Consumer & Business Services, Ameritech, Chicago, Illinois and has served in that capacity since August, 1995. From September, 1993 until August, 1995, Mr. Allen was President and Chief Operating Officer of Marquette Medical Systems, Inc. (formerly known as Marquette Electronics, Inc.), a manufacturer of medical electronic equipment and systems, Milwaukee, Wisconsin. Mr. Allen is a director of Harley-Davidson, Inc. Mr. Allen is also a director of FMI Funds, Inc., an investment company for which the Adviser serves as an investment adviser.

GEORGE D. DALTON,   70


255 Fiserv Drive
Brookfield, WI  53045
(A DIRECTOR OF THE FUND)


                  Mr. Dalton is Chairman of the Board, Chief Executive Officer and a director of Fiserv, Inc., a provider of financial data processing services to financial institutions, and has served in that capacity since 1984. Mr. Dalton is also a member of the Board of Directors of ARI Network Services, Inc., a provider of standard-based Internet-enabled electronic commerce services, APAC TeleServices, Inc., a provider of out-sourced telephone-based marketing, sales and customer management solutions as well as Clark/Bardes Inc., a distributor of life insurance/compensation programs. Mr. Dalton is also a director of FMI Funds, Inc.

PATRICK J. ENGLISH*,  38

225 East Mason Street
Milwaukee, Wisconsin
(VICE PRESIDENT AND A DIRECTOR OF THE FUND)


          Mr. English is Senior Vice President of Fiduciary Management, Inc. and has been employed by such firm in various capacities since December, 1986. Mr. English is also Vice President and a director of FMI

Funds, Inc.


TED D. KELLNER*,  52

225 East Mason Street
Milwaukee, Wisconsin
(PRESIDENT, TREASURER AND A DIRECTOR OF THE FUND)

          Mr. Kellner is Chairman of the Board and Chief Executive Officer of Fiduciary Management, Inc., an investment advisory firm, which he co-founded with Mr. Donald S. Wilson in 1980. Mr. Kellner is also a director of FMI Funds, Inc.

--------------------
* Messrs. English, Kellner and Wilson are directors who are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940

THOMAS W. MOUNT,  67


401 Pine Terrace
Oconomowoc, Wisconsin
(A DIRECTOR OF THE FUND)

          Mr. Mount is retired Chairman and a director of Stokely USA, Inc., a canned and frozen food processor and was employed by such firm in various capacities since 1957. Mr. Mount is also a director of FMI Funds, Inc.


DONALD S. WILSON*,  55


225 East Mason Street
Milwaukee, Wisconsin
(VICE PRESIDENT, SECRETARY AND A DIRECTOR OF THE FUND)

          Mr. Wilson is President and Treasurer of Fiduciary Management, Inc. Mr. Wilson is also a director of FMI Funds, Inc.


GARY G. WAGNER,  55


225 East Mason Street
Milwaukee, Wisconsin
(VICE PRESIDENT AND ASSISTANT SECRETARY OF THE FUND)

          Mr. Wagner has been Executive Vice President of Fiduciary Management, Inc. since July 1, 1987.

--------------------
* Messrs. English, Kellner and Wilson are directors who are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940

          During the fiscal year ended September 30, 1998 the Fund paid $3,600 in director's fees. For the fiscal year ending September 30, 1999 the Fund's standard method of compensating directors is to pay each director who is not an officer of the Fund a fee of $400 for each meeting of the Board of Directors attended. During the fiscal year ended September 30, 1998 the Fund paid each director who was not an officer of the Fund a fee of $600 for each meeting of the Board of Directors attended.


                               COMPENSATION TABLE

                                                                                          Total
                                                  Pension or                              Compen-
                                                  Retirement                               sation
                                                   Benefits           Estimated       from Fund and
                                 Aggregate        Accrued as           Annual             Complex
                                  Compen-           Part of           Benefits            Paid to
                                sation from          Fund               Upon            Director(1)

         Name of Person             Fund           Expenses          Retirement
         --------------             ----           --------          ----------
Barry K. Allen                     $1,800            $0                 $0                $2,250

George D. Datton                    600               0                  0                 750

Patricia J. English                  0                0                  0                  0

Ted D. Kellner                       0                0                  0                  0

Thomas W. Mount                     1,200             0                  0                 1,500

Donald S. Wilson                     0                0                  0                  0

---------------


(1) FMI Funds, Inc. and the Fund are the only investment companies in the Fund Complex.

                             PRINCIPAL SHAREHOLDERS


          Set forth below are the names and addresses of all holder's of the Fund's Common Stock who as of October 31, 1998 beneficially owned more than 5% of the then outstanding shares of the Fund's Common Stock as well as the number of shares of the Fund's Common Stock beneficially owned by Ted D. Kellner, Donald S. Wilson and all officers and directors of the Fund as a group, indicating in each case whether the person has sole or shared power to vote or dispose of such shares.


                                                                                                             Percent
           Name and Address                      Amount and Nature of                                          of
          of Beneficial Owner                    Beneficial Ownership                                         Class

                                            Sole Power          Shared Power               Aggregate

Ted D. Kellner                              98,985(1)        579,115(2)(3)(4)               678,100            24.97%


225 E. Mason Street
Milwaukee, WI  53202

                                                                                                             Percent
           Name and Address                      Amount and Nature of                                          of
          of Beneficial Owner                    Beneficial Ownership                                         Class

                                            Sole Power          Shared Power               Aggregate



Donald S. Wilson                              977            537,775(3)(4)                 538,752             19.84%

225 E. Mason Street
Milwaukee, WI  53202

Resource Bank &                                -0-                 174,861                 174,861              6.44%

   Trust Company
900 Second Avenue South
Minneapolis, MN  55402

Officers & Directors                                                                  698.874(1)(2)(3)(4)      25.74%
as a group (7 persons)


----------------------


          (1) Includes 16,156 shares held under several custodial accounts for Mr. Kellner's children and 13,169 shares held by an investment partnership over which Mr. Kellner has voting and investment authority.



          (2) Includes 41,340 shares held in a trust for which Mr. Kellner is a co-trustee and co-beneficiary.



          (3) Includes 537,775 shares owned by the Adviser, retirement plans of the Adviser and clients of the Adviser for whom the Adviser exercises investment discretion.

          (4) Messrs. Kellner and Wilson share the power to vote and dispose of the same 537,775 shares.


                      INVESTMENT ADVISER AND ADMINISTRATOR


          As set forth in the Prospectus under the caption "Management of the Fund" the investment adviser and administrator to the Fund is Fiduciary Management, Inc. (the "Adviser"). The Adviser is controlled by Ted D. Kellner and Donald S. Wilson. The Adviser's executive officers include Messrs. Kellner, Wilson, Wagner, English, Ms. Maria Blanco, Senior Vice President and Secretary, Mr. John Brandser, Vice President-Fixed Income, Ms. Camille Wildes, Vice President , Ms. Jody Reckard, Vice President and Richard E. Lane, Vice President. The directors of the Adviser are Messrs. Kellner and Wilson.



          Pursuant to an investment advisory agreement between the Fund and the Adviser (the "Advisory Agreement") the Adviser furnishes continuous investment advisory services to the Fund. During the fiscal years ended September 30, 1998, 1997 and 1996, respectively, the Fund paid the Adviser fees of $447,738, $416,417 and $407,413 .


          The Fund pays all of its expenses not assumed by the Adviser pursuant to the Advisory Agreement or the Administration Agreement described below including, but not limited to, the professional costs of preparing and the costs of printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses in connection with portfolio transactions. The Fund also pays the fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.


          The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the daily net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Common Stock is qualified for sale or, if the states in which the Common Stock is qualified for sale impose no such restrictions, 2%. As of the date of this Statement of Additional Information, no such state law provision was applicable to the Fund. The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. No expense reimbursement was required during the fiscal years ended September 30, 1998, 1997 and 1996.

          As set forth in the Prospectus under the caption "Management of the Fund" the Adviser is also the administrator to the Fund. Pursuant to an administration agreement (the "Administration Agreement") between the Fund and the Adviser, the Adviser supervises all aspects of the Fund's operations except those performed by it as investment adviser. In connection with such supervision the Adviser prepares and maintains the books, accounts and other documents required by the Investment Company Act of 1940 (the "Act"), determines the Fund's net asset value, responds to shareholder inquiries, prepares the Fund's financial statements, prepares reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. During the fiscal years ended September 30, 1998, 1997 and 1996 the Fund paid the Adviser fees of $39,849, $42,531 and $37,161 , respectively, pursuant to the Administration Agreement.

          The Advisory Agreement and the Administration Agreement will remain in effect as long as their continuance is specifically approved at least annually, by (i) the Board of Directors of the Fund, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Fund who are not parties to the Advisory Agreement or the Administration Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Both the Advisory Agreement and the Administration Agreement provide that they may be terminated at any time without the payment of any penalty, by the Board of Directors of the Fund or by vote of a majority of the Fund's shareholders, on sixty days' written notice to the Adviser, and by the Adviser on the same notice to the Fund and that they shall be automatically terminated if they are assigned.

          The Advisory Agreement and the Administration Agreement provide that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement and the Administration Agreement also provide that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

                DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

          As set forth in the Prospectus under the caption "Determination of Net Asset Value" the net asset value of the Fund will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


          Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $10,000 at the beginning of the period by 10,000. The net change in the value of a shareholder account is determined by subtracting $10,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $10,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.


          The foregoing computation may also be expressed by the following formula:

                                              P(1+T)n = ERV


                 P = a hypothetical initial payment of  $10,000


                 T = average annual total return

                 n = number of years


               ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning of the stated periods at the end of the stated periods.


                        ALLOCATION OF PORTFOLIO BROKERAGE

          Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. Although the Fund does not intend to market its shares through intermediary broker-dealers, the Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers and may allocate portfolio brokerage on that basis.


          In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. Brokerage commissions paid by the Fund during the fiscal years ended September 30, 1998, 1997 and 1996 totaled $86,020 on total transactions of $37,386,002,
$87,353 on total transactions of $38,072,430, and $47,786 on total transactions of $34,328,697 , respectively. All of the brokers to whom commissions were paid provided research services to the Adviser.


                                    CUSTODIAN


          Firstar Bank Milwaukee, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as custodian for the Fund. As such, Firstar Bank Milwaukee holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. Firstar Bank Milwaukee does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Mutual Fund Services, LLC, an affiliate of Firstar Bank Milwaukee, acts as the Fund's transfer agent and dividend disbursing agent.


                                      TAXES


          As set forth in the Prospectus under the caption "Dividends, Distributions and Taxes" the Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). The Fund has so qualified in each of the fiscal years. If the fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

          The Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income, including short-term capital gains, are taxable to investors as ordinary income, while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from the Fund are taxable to investors, whether received in cash or in additional shares of the Fund. A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.

          Any dividend or capital gain distribution paid shortly after a purchase of shares of Common Stock, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the Fund shares of Common Stock immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

          The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

          This section is not intended to be a full discussion of present or proposed federal income tax laws and the effects of such laws on an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.


                              SHAREHOLDER MEETINGS

          The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Fund has adopted the appropriate provisions in its bylaws and may, at its discretion, not hold an annual meeting in any year in which none of the following matters is required to be acted upon by the shareholders under the
Act: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) ratification of the selection of auditors; and (iv) approval of a distribution agreement.

          The Fund's bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

          Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Fund's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                             INDEPENDENT ACCOUNTANTS


          PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202 currently serves as the independent accountants for the Fund and has so served since the fiscal year ended September 30, 1989.

                              FINANCIAL STATEMENTS


          The following financial statements are herein incorporated by reference from the Fiduciary Capital Growth Fund, Inc. Annual Report dated
September 30, 1998 (File No. 811-3235), as filed with the Securities and Exchange Commission through the EDGAR System on November 9, 1998:

                  Report of Independent  Accountants
                  Statement of Net Assets as of September 30, 1998 Statement of Operations for the year ended
                     September 30,  1998
                  Statements of Changes in Net Assets for the years
                     ended September 30, 1998 and 1997
                  Financial Highlights
                  Notes to Financial Statements

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits


    (a.) Financial Statements (Financial Highlights included in Part A and all incorporated by reference to the Fiduciary Capital Growth Fund, Inc. Annual Report dated September 30, 1998 (File No. 811-3235) as filed with the Securities and Exchange Commission on November 9, 1998 in Part B).

                Report of Independent Accountants.

                Statement of Net Assets as of September 30, 1998.

                Statement of Operations for the year ended September 30, 1998.

                Statements of Changes in Net Assets for the years ended September 30, 1998 and 1997 .

                Financial Highlights.

                Notes to Financial Statements.


    (b.)    Exhibits


            (1) Registrant's Articles of Incorporation, as amended. (3)

            (2) Registrant's By-Laws, as amended. (2)

            (3) None.

            (4) None.

            (5) Investment Advisory Agreement. (3)

            (6) None.

            (7) None.

            (8) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank Milwaukee). (3)

            (9) Administration Agreement. (3)


            (10) Opinion of Foley & Lardner, counsel for Registrant.

            (11) Consent of PricewaterhouseCoopers LLP.

            (12) None.

            (13) Subscription Agreement. (3)

            (14.1) Individual Retirement Custodial Accounts. (3)

            (14.2) Model 403(b) (7) plan. (3)

            (14.3) Prototype Defined Contribution Retirement Plan. (3)

            (15) None.

            (16) Schedule for Computation of Performance Quotations. (1).

            (17) Financial Data Schedule.

            (18) None.

--------------------

(1) Previously filed as an exhibit to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 16 was filed on January 30, 1996 and its accession number is 0000897069-96-000014.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 18 was filed on January 28, 1998 and its accession number is 0000897069-98-000016.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 19 was filed on January 28, 1998 and its accession number is 0000897069-98-000016.


Item 25. Persons Controlled by or under Common Control with Registrant

         Registrant is not controlled by any person. Registrant neither controls any person nor is any person under common control with Registrant.

Item 26. Number of Holders of Securities


                     Title of Class                As of  October 31,  1998
                     --------------                ------------------------


              Common Stock, $.01 par value                     864

Item 27. Indemnification

         Pursuant to the authority of the Wisconsin Business Corporation Law, Registrant's Board of Directors has adopted the following By-Law which is in full force and effect and has not been modified or cancelled:

                                   Article VII

                                 INDEMNIFICATION

        7.01 Provision of Indemnification. The corporation shall indemnify all of its corporate representatives against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Wisconsin Business Corporation Law.

        7.02 Determination of Right to Indemnification. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if a determination that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in Section 7.01. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding; or (ii) if the required quorum is not obtainable or if a quorum of disinterested directors so direct, by independent legal counsel in a written opinion. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        7.03 Allowance of Expenses. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Sections 180.0853 or 180.0856 of the Wisconsin Business Corporation Law upon receipt of an undertaking by or on behalf of the corporate representative, secured by a surety bond or other similar insurance paid for by such corporate representative, to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this by-law.

        7.04 Additional Rights to Indemnification. The indemnification provided by this by-law shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these by-laws, any agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

        7.05 Insurance. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this by-law, provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith, or reckless disregard of the duties and obligations involved in the conduct of his or her office.

        7.06 Definitions. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was or is threatened to be made a party to a proceeding described herein.

         In  reference to Article  VII,  Section  7.01 of the  By-laws,  Section
180.0851 of the Wisconsin Business Corporation Law provides for mandatory indemnification (a) if a corporate representative was successful on the merits or otherwise in the defense of a proceeding, and (b) if the corporate representative was not successful on the merits or otherwise but the liability incurred was not the result of a breach or failure to perform a duty which constituted any of the following: (1) a willful failure to deal fairly with the corporation or its shareholders in connection with a matter in which the corporate representative has a material conflict of interest; (2) a violation of criminal law, unless the corporate representative had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (3) a transaction from which the corporate representative derived an improper personal profit; or (4) willful misconduct.

         Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

         Information with respect to Messrs. Kellner, Wilson, Wagner and English is incorporated by reference to pages 3 and 4 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 29. Principal Underwriters

         Registrant has no principal underwriters.

Item 30. Location of Accounts and Records

         All accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Treasurer, Ted D. Kellner, at Registrant's corporate offices, 225 East Mason Street, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this registration Statement.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 30th day of November, 1998.


                                FIDUCIARY CAPITAL GROWTH FUND, INC.
                                    (Registrant)


                                By:    /s/ Ted D. Kellner
                                      Ted D. Kellner, President


         Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Name                         Title                         Date
         ----                         -----                         ----
/s/ Ted D. Kellner           Principal Executive,              November 30, 1998
------------------------     Financial and Accounting
Ted D. Kellner               Officer and Director

 /s/ Barry K. Allen
------------------------

Barry K. Allen               Director                         November 30, 1998




------------------------

George D. Dalton             Director                         November 30, 1998



/s/ Patrick J. English
------------------------

Patrick J. English           Director                         November 30, 1998



------------------------

Thomas W. Mount              Director                         November 30, 1998


/s/ Donald S. Wilson
------------------------

Donald S. Wilson             Director                         November 30, 1998

                                  EXHIBIT INDEX

      Exhibit No.                   Exhibit


          (1)            Registrant's Articles of Incorporation, as amended*

          (2)            Registrant's By-Laws, as amended*

          (3)            None

          (4)            None

          (5)            Investment Advisory Agreement*

          (6)            None

          (7)            None

          (8) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank Milwaukee)*

          (9)            Administration Agreement*

         (10)            Opinion of Foley & Lardner, counsel for Registrant

         (11)            Consent of  PricewaterhouseCoopers LLP

         (12)            None

         (13)            Subscription Agreement*

       (14.1)            Individual Retirement Custodial Accounts*

       (14.2)            Model 403(b)(7) plan*

       (14.3)            Prototype Defined Contribution Retirement Plan*

         (15)            None

         (16)            Schedule for Computation of Performance Quotations*

         (17)            Financial Data Schedule

         (18)            None

---------------
     * Incorporated by reference.